Investments (Mortgage Loans by Real Estate Geographic Location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	$ 2,496,786	$ 2,312,167
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	100.00%	100.00%
Pacific [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	671,822	593,589
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	26.90%	25.70%
South Atlantic [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	543,658	477,068
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	21.80%	20.50%
Mountain [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	334,446	233,174
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	13.40%	10.10%
Middle Atlantic [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	266,802	300,475
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	10.70%	13.00%
West North Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	138,442	168,063
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	5.50%	7.30%
East North Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	236,766	224,122
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	9.50%	9.70%
West South Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	168,246	161,451
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	6.70%	7.00%
East South Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	59,625	62,789
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	2.40%	2.70%
New England [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	$ 76,979	$ 91,436
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	3.10%	4.00%